Collaboration Agreements	12 Months Ended
Dec. 31, 2025
Collaboration Agreements Disclosure [Abstract]
Collaboration Agreements

26. Collaboration Agreements

(a) In August 2009, the Company entered into a patent license agreement with the National Institutes of Health ("NIH"), an agency of the United States Public Health Services within the Department of Health and Human Services. NIH has granted us a non-exclusive license to import and use certain Rotavirus Strains and Monoclonal Antibodies ("Biological Materials") to develop an oral rotavirus vaccine and produce the vaccine in commercial sales and launch into market. NIH has also granted us the right to use certain documentation associated with the Biological Materials for this research and development project. The term of the license under the patent license agreement, as amended in 2022, is from August 18, 2009 to the later of (i) the expiration of all royalty obligations under the licensed rights where such rights exist and (ii) eight years after the first commercial sale by the company where such rights have existed but expired or have never existed, unless the agreement is terminated earlier per the provisions included therein.

The Company agreed to pay NIH a license issue royalty of $170 upon execution of the agreement and a non-refundable minimum annual royalty of $8, and royalty payments on net sales ranging from 1.5% to 4% depending on the sales territory and the customers. For each country in the licensed territory under the patent license agreement, the Company also agreed to pay NIH benchmark royalties in the total amount of $330 upon achieving the benchmarks as specified in the patent license agreement, including completion of clinical trials, obtaining regulatory approval for marketing, and achievement of commercial sales.

In April 2022, the Company entered into a ten-year Biological Materials License Agreement, under which the NIH permits us to make and use the materials or licensed products within its research facilities, but not to sell them. The Company made royalty payments of $15 for the year ended December 31, 2025 (2024-$nil, 2023-$80).

(b) In April 2014, the Company entered into a non-exclusive license agreement with INTRAVACC, a governmental institute working under the Dutch Ministry of Public Health, Welfare and Sports, to develop and commercialize the sIPV for distribution in China and other countries. The agreement has a term of 50 years. The Company agreed to pay INTRAVACC up to $2,406 (€1,500), net of PRC tax, including an entrance fee and milestone payments upon achieving specific milestones. The Company agreed to pay royalty payments in a single digit percentage of net sales generated worldwide from the product or products developed under the Agreement. The Company paid royalty fees of $1,034 (€899), $598 (€543) and $134 (€124) for the year ended December 31, 2025, 2024 and 2023, respectively. As of December 31, 2025, the Company had an outstanding liability of royalty fee in amount of $748 (€651).

(c) In February 2022, the Company and the Institute of Biophysics of the Chinese Academy of Sciences ("CAS") entered into a five-year strategic cooperation agreement to establish a joint laboratory titled "Cutting-edge Technologies and Vaccine & Drug Development" for researches on "neutralizing antibody library" system analysis, rational immunogenic design, and new vaccine research and development. The partnership leverages the Institute of Biophysics' long-standing and deep research expertise in the structure and function of biological macromolecules, together with the comprehensive vaccine development platform and strong industrialization capabilities. In addition, the "Sinovac Prize in Life Sciences" was established to recognize and support the research contributions of outstanding scientists at the Institute of Biophysics. During the collaboration, multiple research projects have been successfully translated, among which an RSV vaccine received clinical trial approval in February 2025. The parties have also jointly filed multiple Patent Cooperation Treaty patent applications, including "Respiratory Syncytial Virus F Protein and Use Thereof" and "Respiratory Syncytial Virus Neutralizing Antibody and Use Thereof." On the basis of the original cooperation agreement, two supplementary agreements were signed in October 2022 and December 2025, respectively. Under the terms of these agreements, the total contract amount is $8,351. The Company made collaboration funding payments and project selection costs of $1,740 for the year ended December 31, 2025 (2024 - $1,737, 2023 - $1,765).

(d) In December 2022, the Company entered into a five-year agreement with the Institute of Process Engineering of the Chinese Academy of Sciences to establish a joint laboratory titled "Advancing Adjuvant & Delivery System to Eliminate Human Diseases." The laboratory focuses on research into recombinant protein vaccine adjuvants, mRNA vaccine delivery systems, and nasal spray and oral delivery system development. Under the agreement, the Institute of Process Engineering contributes its expertise in biomaterial development, vaccine delivery, and adjuvant systems, while the Company contribute funding, equipment, industrialization capabilities, and market translation expertise, with the aim of deepening R&D collaboration and advancing technological innovation in key areas including vaccines and new drugs. To date, technical breakthroughs have been achieved in vaccine delivery and adjuvant systems, laying an important foundation for subsequent product development. Multiple patents have also been jointly filed, including patents relating to "mucosal delivery water-in-oil emulsion adjuvant," "a tranexamic acid and its analog transdermal delivery technology," and "a retinol composition transdermal delivery technology." The cooperation period under the agreement is 5 years, with a total contract amount of $ 2,784. The Company made collaboration funding payments of $557 for the year ended December 31, 2025 (2024 - $556, 2023 - $565).

(e) In July 2025, the Company entered into a non-exclusive biological material license agreement with the American Type Culture Collection ("ATCC") to use certain ATCC Materials, including ATCC® VR-795™ Human herpesvirus 3, to develop, manufacture and commercialize a human varicella vaccine as the licensed product within the specified field of use under the agreement. The term of the license under the agreement is 30 years, unless earlier terminated in accordance with its terms. Under the terms of the agreement, the Company agrees to pay ATCC an initiation fee of $1,807 within 30 days after the effective date, as well as an annual royalty fee of 0.5% of the net sales of licensed products sold by us. The Company paid initiation fee of $1,807 and accrued annual royalty fee of $723 for the year ended December 31, 2025.